CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,727,029	$ 877,706	¥ 676,579
Restricted cash	6,363	975
Short-term investment			10,000
Accounts receivable	419,317	64,263	265,302
Inventories, net	616,808	94,530	504,049
Prepayments and other current assets	304,641	46,688	115,231
Amounts due from related parties	14,370	2,202	664
Total current assets	7,088,528	1,086,364	1,571,825
Non-current assets
Investments	34,862	5,343
Property and equipment, net	285,297	43,724	109,410
Goodwill	20,596	3,156	20,596
Intangible assets, net	189,090	28,979	10,028
Deferred tax assets	597	91	4,233
Right-of-use assets, net	536,710	82,254	263,346
Other non-current assets	152,058	23,304	30,879
Total non-current assets	1,219,210	186,851	438,492
Total assets	8,307,738	1,273,215	2,010,317
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 19,461 and RMB 6,892 as of December 31, 2019 and 2020, respectively)	466,705	71,526	400,542
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB 3,155 and RMB 6,156 as of December 31, 2019 and 2020, respectively)	6,228	954	3,177
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB 12,120 and RMB 42,874 as of December 31, 2019 and 2020, respectively)	411,944	63,131	191,065
Amounts due to related parties	11,814	1,811
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 7,290 and RMB 929 as of December 31, 2019 and 2020, respectively)	18,686	2,864	74,644
Lease liabilities due within one year	215,300	32,996	93,915
Total current liabilities	1,130,677	173,282	763,343
Non-current liabilities
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB 1,742 and nil as of December 31, 2019 and 2020)	1,557	239	1,742
Lease liabilities	311,910	47,802	171,045
Total non-current liabilities	313,467	48,041	172,787
Total liabilities	1,444,144	221,323	936,130
Commitments and contingencies
Mezzanine equity
Total mezzanine equity	0		1,129,987
Shareholders’ equity (deficit)
Ordinary shares	173	27	56
Treasury shares	(12)	(2)	(20)
Additional paid-in capital	11,165,697	1,711,218
Statutory reserve	20,051	3,073	19,322
Retained earnings (Accumulated deficit)	(4,240,134)	(649,829)	(89,590)
Accumulated other comprehensive income (loss)	(97,265)	(14,907)	14,432
Total Yatsen Holding Limited shareholders' equity (deficit)	6,848,510	1,049,580	(55,800)
Non-controlling interests	15,084	2,312
Total shareholders' equity (deficit)	6,863,594	1,051,892	(55,800)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	8,307,738	$ 1,273,215	2,010,317
Junior Preferred Shares
Mezzanine equity
Total mezzanine equity	0		46,714
Series B-1 and B-2 Preferred Shares
Mezzanine equity
Total mezzanine equity	0		93,944
Series B-3 Preferred Shares
Mezzanine equity
Total mezzanine equity	0		54,279
Series B-3+ Preferred Shares
Mezzanine equity
Total mezzanine equity	0		110,500
Series C Preferred Shares
Mezzanine equity
Total mezzanine equity	¥ 0		¥ 824,550